Commitments, Guarantees, Charges and Contingent Liabilities (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands				1 Months Ended							12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Oct. 20, 2022 USD ($)	Oct. 20, 2022 ILS (₪)	Jan. 31, 2023 USD ($)	Jan. 30, 2023 ILS (₪)	Sep. 30, 2022 USD ($)	Mar. 29, 2022 USD ($)	Mar. 29, 2022 ILS (₪)	Mar. 27, 2022	Jul. 31, 2021	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ₪ / shares
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Pledge charge amounts											$ 1,575,000		$ 1,219,000
Aggregate amount											1,882,000
Bank deposit											3,002,000
Customers and suppliers											1,882,000
Revenue							$ 250,000,000	₪ 800,000			79,743,000		32,520,000	$ 38,000
Percentage of ordinary price									35.00%
Total damages											70,000,000	₪ 229,000
Reduced claimed amount (in New Shekels) | ₪			₪ 229,440
Damage claim amount
Compensation amount											25,000,000
Principal amount													$ 12,000,000
Minimum closing cash amount											50,000,000
Cumulative amount											350,000,000
Percentage of committed to pay fee amount										5.00%
Warrants to purchase shares percentage										5.00%
Commission funds											$ 105,000	₪ 375
Purchase warrants (in Shares) | shares											4,076,923	4,076,923
Additional amount											$ 70,000,000
Marketing budget											$ 280,000,000
Non-refundable fee percentage											5.00%	5.00%
Cash payments											$ 4,200,000
Warrant exercise price (in New Shekels per share) | ₪ / shares															₪ 4.81
Exercise price (in New Shekels per share) | ₪ / shares															₪ 4.81
Warrant exercisable period											4 years	4 years
Payment to commission						$ 50,000,000
Total service amount											$ 140,000,000
Nonadjusting Events After Reporting Period [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Loss Contingency damages value increased amount (in New Shekels) | ₪					₪ 64,000
Additionally total amount	$ 2,200,000
Converted price per share (in Dollars per share) | $ / shares	$ 10
Purchase of ordinary shares value	$ 20,000,000
Payment to commission				$ 50,000,000
A-Labs Agreement [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Commission funds											$ 4,200,000
Bottom of Range [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Damage claim amount | ₪			5,440
Top of Range [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Damage claim amount | ₪			₪ 1,480